EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
EQUIPMENT

NOTE 3 EQUIPMENT

At September 30, 2024, and December 31, 2023, property and equipment, net, is as follows:

	September 30, 2024	December 31, 2023	Estimated Useful Lives (Years)
Automobile	$41,805	$41,805	5
Laboratory Equipment	130,310	130,310	5-10
Office Equipment	7,260	7,260	5-10
Leasehold Improvements	82,739	82,739	2-5

Less: Accumulated Depreciation	(215,581)	(195,474)
Total Property and Equipment, net	$46,533	$66,640

Depreciation expense for the three months ended September 30, 2024, and 2023, was $6,649 and $7,285, respectively.

Depreciation expense for the nine months ended September 30, 2024, and 2023, was $20,107 and $20,042, respectively.

NOTE 3 EQUIPMENT

At December 31, 2023 and December 31, 2022, property and equipment, net, is as follows:

	December 31, 2023	December 31, 2022	Estimated Useful Lives (Years)
Automobile	$41,805	$41,805	5
Laboratory Equipment	130,310	123,911	5-10
Office Equipment	7,260	7,260	5-10
Leasehold Improvements	82,739	82,739	2-5
Less: Accumulated Depreciation	(195,474)	(167,854)
Total Property and Equipment, net	$66,640	$87,861

Depreciation expense for the years ended December 31, 2023 and 2022, was $27,620 and $28,103, respectively.